Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 235,827	$ 605,847
Research and development expenses	2,038,923	$ 3,212,366
Impairment loss		$28,128
Gain on disposal of fixed assets	58,621	$ 11,720
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Loss on disposal of property, plant and equipment	1,421,782
Research and development expenses	$ 5,520